Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other

Million US dollar	31 December 2022	31 December 2021
Collateral given for own liabilities	306	310
Contractual commitments to purchase property, plant and equipment	538	449
Contractual commitments to acquire loans to associates/customers	72	142

Other commitments	1 800	1 943